INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2014
INCOME TAX
Schedule of provision for income taxes

	2012	2013	2014	2014
	RUR	RUR	RUR	$
Current provision for income tax—Russia	(2,281)	(3,325)	(5,045)	(89.7)
Current provision for income tax—other	2	(111)	(295)	(5.2)
Deferred income tax (expense)/ benefit—Russia	(58)	175	(256)	(4.6)
Deferred income tax (expense)/ benefit—other	(14)	22	141	2.5

Total provision for income taxes	(2,351)	(3,239)	(5,455)	(97.0)

Schedule of components of net income before income taxes

	2012	2013	2014	2014
	RUR	RUR	RUR	$
Net income before income taxes—Russia	11,350	15,716	23,393	415.8
Net income before income taxes—other	(776)	997	(918)	(16.3)

Total net income before income taxes	10,574	16,713	22,475	399.5

Schedule of statutory Russian income tax rate reconciled to the Company's effective income tax rate

	2012	2013	2014	2014
	RUR	RUR	RUR	$
Expected provision at Russian statutory income tax rate of 20%	2,115	3,343	4,495	79.9
Effect of:
Tax on dividends	13	14	466	8.3
Non-deductible share-based compensation	75	146	229	4.1
Other expenses not deductible for tax purposes	183	83	97	1.7
Difference in foreign tax rates	(39)	(68)	(160)	(2.8)
Participation exemption on sale of equity investments	—	(393)	—	—
Other	4	(33)	78	1.4
Change in valuation allowance	—	147	250	4.4

Provision for income taxes	2,351	3,239	5,455	97.0

Schedule of movements in the valuation allowance

	2012	2013	2014	2014
	RUR	RUR	RUR	$
Balance at the beginning of the period	—	—	(147)	(2.6)
Charges to expenses	—	(147)	(250)	(4.4)
Foreign currency translation adjustment	—	—	(17)	(0.4)

Balance at the end of the period	—	(147)	(414)	(7.4)

Schedule of reconciliation of the total amounts of unrecognized income tax benefits

	2012	2013	2014	2014
	RUR	RUR	RUR	$
Balance at the beginning of the period	97	25	25	0.4
Increases/(decreases) related to prior years tax positions	(72)	(3)	69	1.3
Increases related to current year tax positions	2	2	2	—
Settlements	—	—	—	—
Foreign currency translation adjustment	(2)	1	1	—

Balance at the end of the period	25	25	97	1.7

Schedule of deferred tax assets and liabilities

	2013	2014	2014
	RUR	RUR	$
Assets/(liabilities) arising from tax effect of:
Deferred tax asset
Accrued expenses	387	585	10.4
Net operating loss carryforward	324	457	8.1
Other	40	48	0.9
Valuation allowance	(147)	(414)	(7.4)

Total deferred tax asset	604	676	12.0
Deferred tax liability
Convertible debt discount	(802)	(1,023)	(18.2)
Property and equipment	(268)	(36)	(0.6)
Intangible assets	(155)	(490)	(8.7)
Unremitted earnings	—	(475)	(8.4)
Other	(41)	(60)	(1.1)

Total deferred tax liability	(1,266)	(2,084)	(37.0)
Net deferred tax asset/(liability)	(662)	(1,408)	(25.0)
Net deferred tax assets, current	596	180	3.2
Net deferred tax assets, non-current	3	4	0.1
Net deferred tax liabilities, current	(16)	(5)	(0.1)
Net deferred tax liabilities, non-current	(1,245)	(1,587)	(28.2)